Jan. 24, 2025
Princeton Premium Fund
FUND SUMMARY
Investment Objective:
The Fund seeks capital appreciation and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 12 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 42 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Princeton Premium Fund	Princeton Premium Fund Class A	Princeton Premium Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Princeton Premium Fund		Princeton Premium Fund Class A	Princeton Premium Fund Class I
Management Fees		1.75%	1.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Interest Expense	[1]	0.55%	0.53%
Remaining Other Expenses		0.27%	0.27%
Other Expenses		0.82%	0.80%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.83%	2.56%
Fee Waiver and/or Expense Reimbursement	[3]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		2.76%	2.49%
[1]	Interest Expense reflects interest charged to the Fund in connection with its option transactions and certain margin/collateral requirements of the options counterparty. This expense does not reflect the interest received by the Fund for the Fund’s collateral pledged for such transactions.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2026 so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commission;, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in the connection with any merger or reorganization; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) do not exceed 2.20% and 1.95% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Princeton Fund Advisors, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Princeton Premium Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Princeton Premium Fund Class A	838	1,395	1,977	3,546
Princeton Premium Fund Class I	252	790	1,354	2,890

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund utilizes two principal investment strategies: 1) a premium collection strategy involving sale or purchase of put options on the S&P 500 Index and 2) investing in fixed income securities. The Fund’s adviser will determine the allocation between these strategies. The adviser intends to allocate between 30% to 100% of the Fund’s net assets to the premium collection strategy at any given time.

The Fund may purchase and sell put options on the S&P 500 Index utilizing a premium collection strategy. The adviser utilizes quantitative models that allow it to determine what it believes is the probability of certain put options expiring worthless; the sale of a put option is done at a price that the adviser believes has a 99.5% or greater probability of the puts sold expiring worthless. These models utilize a formula to calculate probabilities by utilizing verifiable market data such as real volatility or implied volatility as measured by the CBOE Volatility Index (“VIX”), time to expiration for the option contracts and current S&P 500 Index level to determine the probability an option will expire worthless. Within this strategy, because the trades are put spreads where an offsetting position is taken for each option contract, the potential risk is well defined. The adviser will seek to further mitigate risk and maximize Fund profits by continuing its quantitative analysis and monitoring the trade during the term of the contracts; and may close a trade early if it determines 1) the probability of the put or call option expiring worthless declines below a defined probability level (typically 85% or higher) 2) it can close the trade for minimum cost or 3) it can close the trade early and achieve the target profit objective for such trade.

The Fund is required to pledge collateral for the option trades and will hold cash, treasury bills, money market instruments or other fixed-income securities as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore, the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The amount collected by the Fund when opening a trade represents the maximum profit (or premium) for the position.

The Fund may also allocate a portion of its assets to a fixed income strategy. The Fund may invest directly or indirectly in fixed income securities of any maturity. Such fixed income investments will be rated investment grade at the time the investment is made. The Fund may invest directly in U.S. Treasury bonds. The Fund may also invest in exchange traded funds (“ETFs”), money market funds or open-end mutual funds, including affiliated mutual funds (collectively, “Underlying Funds”) whose principal investment strategy is to invest primarily in investment grade fixed income securities of U.S. issuers of any size, including smaller issuers.

The adviser considers a variety of factors in determining whether to sell a fixed income investment: changes in market condition, changes in credit quality, changes in prospects for alternative investment possibilities or return opportunities for other fixed income instruments, current return expectation of such security, any changes in interest rates, liquidity of the security, and cash needs of the Fund. If a fixed income investment is downgraded after purchase the adviser may, but is not obligated to, dispose of such investment.

The adviser’s investment process attempts to combine risk management, experienced portfolio construction and portfolio monitoring.

The Fund may also invest a substantial portion of its assets in U.S. Treasury bonds, high-quality short-term debt securities and money market instruments, to maintain liquidity for shareholder redemptions or pending selection of other investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks may apply to the Fund’s investments:

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Derivatives Risk: The Fund will use an options strategy. Options involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and certain options involve counterparty default risk.

●	Distribution Policy Risk: The Fund pays quarterly distributions on Fund shares at a target rate that represents an annualized payout of approximately 4.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes.

●	Fixed Income Risk: The Fund may invest directly in fixed income securities, or indirectly through ETFs, money market funds, or mutual funds which invest primarily in fixed income securities. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Hedging Risk: Because the Fund hedges certain investments, the Fund may not benefit from upswings in the market to the same extent it would if it utilized a different investment strategy. The Fund does not expect to participate fully in positive markets because its premium collection options strategy is not designed to track the market.

●	Leverage Risk: Using options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Liquidity Risk: Liquidity risk is the risk that you might not be able to buy or sell investments quickly for a price that is close to the true underlying value of the asset. When a bond is said to be liquid, there’s generally an active market of investors buying and selling that type of bond. Treasury bonds and larger issues by well known corporations are generally very liquid. But not all bonds are liquid; some trade very infrequently, which can present a problem if you try to sell before maturity—the fewer people that are interested in buying the bond you want to sell, the more likely it is you’ll have to sell for a lower price, possibly incurring a loss on your investment. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk can be greater for bonds that have lower credit ratings (or were recently downgraded), or bonds that were part of a small issue or sold by an infrequent issuer.

●	Management Risk: The adviser’s judgments about the long-term returns the Fund may generate through its principal investment strategies may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the allocation of Fund’s assets between the principal investment strategies and potential performance of each may also prove incorrect and may not produce the desired results. The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore the Fund may not benefit from positive equity markets, or experience the same type of positive returns as some other funds in a positive equity market environment. The Fund may also experience losses in a negative equity market, and such losses may be amplified if the options strategy is not successful. The Fund’s principal investment strategies may not achieve their intended results and each strategy could negatively impact the Fund.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate changes or climate change related events, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Market Volatility Risk: Overall equity, fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s premium collection options strategy significantly, which may result in material losses for the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

●	Non-Correlation Risk: Although the Fund will invest in options on the S&P 500 Index, the Fund is not designed to track the returns of such index. The Fund’s return will not match the return of the S&P 500 Index because it is not investing in the equity securities that comprise such index. Also, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities.

●	Options Risk: Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the adviser’s options strategy will be effective or that suitable transactions will be available. The Fund’s option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Because the Adviser purchases short-term options in executing the Fund’s strategy, the Fund may incur a higher level of transactional costs than other funds.

●	Underlying Funds Risk: The Fund may invest in ETFs, money market funds, or mutual funds that invest primarily in fixed income securities. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that only invest directly in stocks and bonds. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. The market value of the ETF shares may differ from their net asset value. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented in the bar chart, would vary from the returns for Class I shares. The performance table compares the performance of the shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.PrincetonPremiumFund.com or by calling 1-888-868-9501.

Class I Annual Total Return for Calendar Years Ended December 31

Best Quarter:	1st Quarter 2021	6.54%
Worst Quarter:	1st Quarter 2020	(9.12)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Average Annual Total Returns - Princeton Premium Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Princeton Premium Fund Class I		Return before taxes	2.66%	5.95%	5.17%	Nov. 16, 2016
Princeton Premium Fund Class I | After Taxes on Distributions			1.26%	4.63%	4.23%
Princeton Premium Fund Class I | After Taxes on Distributions and Sales			1.66%	4.25%	3.80%
Princeton Premium Fund Class A	[1]	Return before taxes with sales charge	(3.54%)	4.40%	4.14%	Nov. 16, 2016
Princeton Premium Fund Class A | Return before taxes without sales charge			2.34%	5.65%	4.90%
S&P 500 Total Return Index			25.02%	14.53%	15.00%
[1]	Returns for Class A shares include the maximum sales charge of 5.75%.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, taxes and other expenses. Investors may not invest in the index directly.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A and would differ from those of Class I shares.

Princeton Premium Fund | Credit Risk [Member]

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Princeton Premium Fund | Derivatives Risk [Member]

●	Derivatives Risk: The Fund will use an options strategy. Options involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and certain options involve counterparty default risk.

Princeton Premium Fund | Distribution Policy Risk [Member]

●	Distribution Policy Risk: The Fund pays quarterly distributions on Fund shares at a target rate that represents an annualized payout of approximately 4.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes.

Princeton Premium Fund | Fixed Income Risk [Member]

●	Fixed Income Risk: The Fund may invest directly in fixed income securities, or indirectly through ETFs, money market funds, or mutual funds which invest primarily in fixed income securities. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Princeton Premium Fund | Hedging Risk [Member]

●	Hedging Risk: Because the Fund hedges certain investments, the Fund may not benefit from upswings in the market to the same extent it would if it utilized a different investment strategy. The Fund does not expect to participate fully in positive markets because its premium collection options strategy is not designed to track the market.

Princeton Premium Fund | Leverage Risk [Member]

●	Leverage Risk: Using options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Princeton Premium Fund | Liquidity Risk [Member]

●	Liquidity Risk: Liquidity risk is the risk that you might not be able to buy or sell investments quickly for a price that is close to the true underlying value of the asset. When a bond is said to be liquid, there’s generally an active market of investors buying and selling that type of bond. Treasury bonds and larger issues by well known corporations are generally very liquid. But not all bonds are liquid; some trade very infrequently, which can present a problem if you try to sell before maturity—the fewer people that are interested in buying the bond you want to sell, the more likely it is you’ll have to sell for a lower price, possibly incurring a loss on your investment. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk can be greater for bonds that have lower credit ratings (or were recently downgraded), or bonds that were part of a small issue or sold by an infrequent issuer.

Princeton Premium Fund | Management Risk [Member]

●	Management Risk: The adviser’s judgments about the long-term returns the Fund may generate through its principal investment strategies may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the allocation of Fund’s assets between the principal investment strategies and potential performance of each may also prove incorrect and may not produce the desired results. The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore the Fund may not benefit from positive equity markets, or experience the same type of positive returns as some other funds in a positive equity market environment. The Fund may also experience losses in a negative equity market, and such losses may be amplified if the options strategy is not successful. The Fund’s principal investment strategies may not achieve their intended results and each strategy could negatively impact the Fund.

Princeton Premium Fund | Market And Geopolitical Risk [Member]

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate changes or climate change related events, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Princeton Premium Fund | Market Volatility Risk [Member]

●	Market Volatility Risk: Overall equity, fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s premium collection options strategy significantly, which may result in material losses for the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

Princeton Premium Fund | Non Correlation Risk [Member]

●	Non-Correlation Risk: Although the Fund will invest in options on the S&P 500 Index, the Fund is not designed to track the returns of such index. The Fund’s return will not match the return of the S&P 500 Index because it is not investing in the equity securities that comprise such index. Also, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities.

Princeton Premium Fund | Options Risk [Member]

●	Options Risk: Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the adviser’s options strategy will be effective or that suitable transactions will be available. The Fund’s option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Because the Adviser purchases short-term options in executing the Fund’s strategy, the Fund may incur a higher level of transactional costs than other funds.

Princeton Premium Fund | Underlying Funds Risk [Member]

●	Underlying Funds Risk: The Fund may invest in ETFs, money market funds, or mutual funds that invest primarily in fixed income securities. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that only invest directly in stocks and bonds. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. The market value of the ETF shares may differ from their net asset value. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund.